May 31, 2024
SIIT LONG DURATION FUND | LONG DURATION FUND
Investment Goal
Return characteristics similar to those of high quality bonds.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.38%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Long Duration Fund — Class A Shares	$39	$122	$213	$480

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Long Duration Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments. The Fund will primarily invest in long duration government and corporate fixed income securities and may also invest in synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund will invest in a broad array of fixed income instruments including: (i) US and foreign corporate obligations; (ii) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities; (iii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iv) obligations of supranational entities; and (v) debt obligations issued by state, provincial, county or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental bodies.

The Fund will primarily invest in the instruments described above. It may also invest in futures contracts, forward contracts, and swaps, including interest rate swaps, single security swaps, swaps on an index of securities or credit default swaps. The Fund will primarily use such derivatives for hedging purposes to attempt to manage the Fund's exposure to changes in interest rate duration and related investment risks resulting from the interaction of interest rate changes over time and the current value of fixed income securities. The Fund will typically use options and swaps in an attempt to either mitigate the Fund's overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market. Interest rate swaps, credit default swaps and total return swaps may be used to manage various portfolio exposures including but not limited to interest rate risk and credit risk. The Fund may use credit default swaps to take an active long or short position with respect to a security or basket of securities. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The Fund may also, to a lesser extent, invest in shares of exchange-traded funds (ETFs) or mutual funds to obtain exposure to certain fixed income markets.

While the Fund may invest in securities with any maturity or duration, the Fund under normal circumstances will seek to maintain an effective average duration of greater than ten years. The Fund's effective average duration was approximately 13.34 years as of July 31, 2024. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a ten-year duration, it will decrease in value by 10% if interest rates rise 1% and increase in value by 10% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital. Due to its investment strategy, the Fund may buy and sell securities frequently.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 12.96% (12/31/23) Worst Quarter: -12.61% (6/30/22) The Fund's total return from January 1, 2024 to June 30, 2024 was -3.27%.

Best Quarter: 12.96% (12/31/23) Worst Quarter: -12.61% (6/30/22) The Fund's total return from January 1, 2024 to June 30, 2024 was -3.27%.
Average Annual Total Returns (for the periods ended December 31, 2023)

This table compares the Fund's average annual total returns to those of an appropriate broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, and additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Bloomberg U.S. Long Government/Credit Index and the Fund's 70/30 Blended Benchmark, which consists of the Bloomberg U.S. Long Credit Index and the Bloomberg U.S. Long Government Index. The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Long Duration Fund	1 Year	5 Years	10 Years	Since Inception (4/21/2004)
Return Before Taxes	8.45%	2.16%	3.88%	4.42%
Return After Taxes on Distributions	6.39%	-0.36%	1.36%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares	4.94%	0.89%	2.07%	2.48%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.20%
Bloomberg U.S. Long Government/Credit Index Return (reflects no deduction for fees, expenses or taxes)	7.13%	1.12%	3.22%	4.85%
The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	8.40%	1.62%	3.47%	4.98%